ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Company as “Deficit in subsidiaries”. The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s (loss)/income from its subsidiaries is reported as “(Loss)/income from subsidiaries” in the condensed financial statements.

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (CONTINUED)

As of December 31, 2021 and 2022, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company.

CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2021 AND 2022
	As of December 31,
	2021	2022
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	224,779	93,673
Short-term investments	—	91,339
Amounts due from Lizhi Group Companies	278,553	359,675
Prepayments and other current assets	3,417	2,313
Total current assets	506,749	547,000
Non-current assets:
Deficit in subsidiaries	(223,293)	(130,257)
Total non-current assets	(223,293)	(130,257)
TOTAL ASSETS	283,456	416,743
LIABILITIES
Current liabilities:
Salary and welfare payable	1,330	2,487
Accrued expenses and other current liabilities	3,021	1,683
Amounts due to Lizhi Group Companies	19,798	15,944
Total current liabilities	24,149	20,114

Non-current liabilities:
Other non-current liabilities	4,452	3,952
Total non-current liabilities	4,452	3,952
TOTAL LIABILITIES	28,601	24,066

SHAREHOLDERS’ EQUITY:
Class A ordinary shares (US$0.0001 par value, 1,268,785,000 shares authorized, 798,962,260 shares issued and 782,801,250 shares outstanding as of December 31, 2021; 1,268,785,000 shares authorized, 818,962,260 shares issued and 803,607,050 shares outstanding as of December 31, 2022).	530	543
Class B ordinary shares (US$0.0001 par value, 231,215,000 shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively).	168	168
Treasury stock	(11)	(10)
Other shareholders’ equity	254,168	391,976
TOTAL LIZHI Inc.’s SHAREHOLDERS’ EQUITY	254,855	392,677
TOTAL LIABILITIES AND LIZHI Inc.’s SHAREHOLDERS’ EQUITY	283,456	416,743

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME FOR THE YEARS ENDED DECEMBER 31, 2020, 2021 AND 2022
	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Operating expenses:
Selling and marketing expenses	(1,554)	(1,452)	(1,514)
General and administrative expenses	(14,321)	(17,558)	(14,452)
Total operating expenses	(15,875)	(19,010)	(15,966)

Other expenses:
(Loss)/income from subsidiaries	(67,158)	(109,046)	100,300
Others, net	849	806	2,183
Net (loss)/income	(82,184)	(127,250)	86,517

Accretions to preferred shares redemption value	(154,066)	—	—
Net (loss)/income attributable to the Lizhi Inc.’s ordinary shareholders	(236,250)	(127,250)	86,517
Net (loss)/income	(82,184)	(127,250)	86,517
Other comprehensive (loss)/income:
Foreign currency translation adjustments	(6,338)	(7,848)	24,314
Total other comprehensive (loss)/income	(6,338)	(7,848)	24,314
Total comprehensive (loss)/income	(88,522)	(135,098)	110,831
Accretions to preferred shares redemption value	(154,066)	—	—
Total comprehensive (loss)/income to ordinary shareholders	(242,588)	(135,098)	110,831

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2020, 2021 AND 2022
	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Net cash used in operating activities
	(7,745)	(15,728)	(11,752)
Net cash used in investing activities
Cash paid for investments in subsidiaries	(120,281)	(83,661)	(50,204)
Other investing activities	—	—	(91,022)
Cash repayment from Group companies	—	—	3,677
Net cash used in investing activities	(120,281)	(83,661)	(137,549)

Net cash generated from financing activities
Proceeds from issuance of ordinary shares, net	259,043	183,188	—
Cash transferred from subsidiaries to parent company for reorganization	16,683	—	—
Proceeds from exercise of vested share options	2	3	5
Net cash generated from financing activities	275,728	183,191	5

Effect of exchange rate changes on cash and cash equivalents	(4,871)	(4,291)	18,190

Net increase/(decrease) in cash and cash equivalents	142,831	79,511	(131,106)
Cash and cash equivalents at beginning of the year	2,437	145,268	224,779
Cash and cash equivalents at end of the year	145,268	224,779	93,673